SHORT-TERM INVESTMENTS - Summary of Detailed Information About Investment Portfolio (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Short Term Investments [Abstract]
Certificate of Bank Deposits (CDB)		R$ 0	R$ 292,878
Repurchase operations (cash and cash equivalents)		569,349	576,108
Financial letter	[1]	646,586	505,152
Government securities (LFT)		428,865	864,940
Exclusive Investment Fund Portfolio		R$ 1,644,800	R$ 2,239,078

[1]	As of December 31, 2021, investments in Treasury bills are remunerated at an average rate of 120.0% of the CDI (136.6% as of December 31, 2020).